American Customer Satisfaction ETF
Schedule of Investments
June 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 95.1%
	Communication Services - 10.4%
804	Alphabet, Inc. - Class C (a)	$1,136,542
391	Altice USA, Inc. - Class A (a)	8,813
15,932	AT&T, Inc.	481,624
900	CenturyLink, Inc.	9,027
21	Charter Communications, Inc. - Class A (a)	10,711
4,841	DISH Network Corporation - Class A (a)	167,063
18,103	New York Times Company - Class A	760,869
11,481	T-Mobile US, Inc. (a)	1,195,746
11,474	Verizon Communications, Inc.	632,562
104,404	Vonage Holdings Corporation (a)	1,050,304
		5,453,261
	Consumer Discretionary - 23.0%
20,578	Abercrombie & Fitch Company - Class A	218,950
45,691	Bed Bath & Beyond, Inc.	484,325
696	Chipotle Mexican Grill, Inc. (a)	732,443
266	Comcast Corporation - Class A	10,369
2,640	Cracker Barrel Old Country Store, Inc.	292,802
6,473	Darden Restaurants, Inc.	490,459
6,433	Dillard’s, Inc. - Class A	165,907
2,499	Dollar Tree, Inc. (a)	231,607
685	Domino’s Pizza, Inc.	253,066
4,056	Dunkin’ Brands Group, Inc.	264,573
5,503	Etsy, Inc. (a)	584,584
6,026	Expedia Group, Inc.	495,337
9,397	Foot Locker, Inc.	274,017
45,624	Ford Motor Company	277,394
25,844	Gap, Inc.	326,151
10,153	General Motors Company	256,871
56,063	Hanesbrands, Inc.	632,951
8,427	Hilton Worldwide Holdings, Inc.	618,963
4,401	Hyatt Hotels Corporation - Class A	221,326
11,752	Kohl’s Corporation	244,089
38,636	L Brands, Inc.	578,381
32,116	Macy’s, Inc.	220,958
3,137	Marriott International, Inc. - Class A	268,935
3,170	NIKE, Inc. - Class B	310,819
10,974	Nordstrom, Inc.	169,987
3,638	Papa John’s International, Inc.	288,894
2,895	Starbucks Corporation	213,043
2,158	Target Corporation	258,809
5,430	Texas Roadhouse, Inc.	285,455
4,794	TJX Companies, Inc.	242,385
11,663	TripAdvisor, Inc.	221,714
1,255	Ulta Beauty, Inc. (a)	255,292
3,952	V.F. Corporation	240,835
11,641	Walt Disney Company	1,298,088
2,328	Yum! Brands, Inc.	202,326
		12,132,105

	Consumer Staples - 11.4%
2,201	Clorox Company	482,834
5,797	Colgate-Palmolive Company	424,688
2,630	Costco Wholesale Corporation	797,442
160	CVS Health Corporation	10,395
7,064	General Mills, Inc.	435,496
6,900	Hershey Company	894,378
30,736	Keurig Dr Pepper, Inc.	872,902
3,599	Kroger Company	121,826
6,804	PepsiCo, Inc.	899,897
8,660	Procter & Gamble Company	1,035,476
79	Walmart, Inc.	9,463
		5,984,797

	Financials - 8.1%
4,271	Allstate Corporation	414,244
4,563	Capital One Financial Corporation	285,598
36,129	Charles Schwab Corporation	1,218,993
18,802	Citigroup, Inc.	960,782
2,670	JPMorgan Chase & Company	251,140
2,630	PNC Financial Services Group, Inc.	276,703
16,140	Truist Financial Corporation	606,057
7,211	U.S. Bancorp	265,509
		4,279,026
	Health Care - 2.0%
2,743	Humana, Inc.	1,063,598

	Industrials - 10.0%
17,434	Alaska Air Group, Inc.	632,157
169	Allegiant Travel Company	18,456
1,127	American Airlines Group, Inc.	14,730
17,091	Delta Air Lines, Inc.	479,403
8,550	FedEx Corporation	1,198,881
58,010	JetBlue Airways Corporation (a)	632,309
28,669	Southwest Airlines Company	979,906
4,694	United Airlines Holdings, Inc. (a)	162,459
10,594	United Parcel Service, Inc. - Class B	1,177,841
		5,296,142

	Information Technology - 18.6%
956	Amazon.com, Inc. (a)	2,637,432
8,443	Apple, Inc.	3,080,006
55	Facebook, Inc. - Class A (a)	12,489
81,681	HP, Inc.	1,423,700
5,180	Microsoft Corporation	1,054,182
3,519	Netflix, Inc. (a)	1,601,286
		9,809,095
	Utilities - 11.6%
3,606	Ameren Corporation	253,718
7,051	Atmos Energy Corporation	702,139
73,369	CenterPoint Energy, Inc.	1,369,799
8,435	Consolidated Edison, Inc.	606,730
5,360	Dominion Energy, Inc.	435,125
4,726	Edison International	256,669
2,767	Entergy Corporation	259,572
2,403	NextEra Energy, Inc.	577,128
16,444	NiSource, Inc.	373,937
2,174	Sempra Energy	254,858
9,770	Southern Company	506,574
4,452	WEC Energy Group, Inc.	390,218
1,988	Xcel Energy, Inc.	124,250
		6,110,717
	TOTAL COMMON STOCKS (Cost $52,955,150)	50,128,741

	EXCHANGE TRADED FUNDS - 4.8%
	Energy - 0.4%
3,055	Energy Select Sector SPDR Fund	115,632
5,804	iShares U.S. Energy ETF	116,138
		231,770
	Health Care - 3.6%
9,340	Health Care Select Sector SPDR Fund	934,654
4,403	iShares U.S. Healthcare ETF	949,463
		1,884,117
	Materials - 0.4%
1,302	iShares U.S. Basic Materials ETF	116,190
2,015	Materials Select Sector SPDR Fund	113,545
		229,735
	Real Estate - 0.4%
1,315	iShares U.S. Real Estate ETF	103,635
2,916	Real Estate Select Sector SPDR Fund	101,506
		205,141
	TOTAL EXCHANGE TRADED FUNDS (Cost $2,575,858)	2,550,763

	SHORT-TERM INVESTMENTS - 0.2%
112,870	First American Government Obligations Fund, Class X, 0.09%*	112,870
	TOTAL SHORT-TERM INVESTMENTS (Cost $112,870)	112,870
	TOTAL INVESTMENTS - 100.1% (Cost $55,643,878)	52,792,374
	Liabilities in Excess of Other Assets - (0.1)%	(78,883)
	NET ASSETS - 100.0%	$52,713,491

	Percentages are stated as a percent of net assets.
	The Fund’s security classifications are defined by the Fund Advisor.
(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of June 30, 2020.

Summary of Fair Value Disclosure at June 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	American Customer Satisfaction ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$50,128,741	-	-	$50,128,741
Exchange Traded Funds	2,550,763	-	-	2,550,763
Short-Term Investments	112,870	-	-	112,870
Total Investments in Securities	$52,792,374	$-	$-	$52,792,374

^See Schedule of Investments for breakout of investments by sector classification.

For the period ended June 30, 2020, the Fund did not recognize any transfers to or from Level 3.